Carillon Account is a separate account of Union Central Life Insurance Company registered with the Securities and Exchange Commission as a unit investment Trust under the Investment Company Act of 1940. Carillon Account has been divided into sixteen subaccounts, each of which invests shares of single investment portfolio of an underlying mutual fund.

(1) Six Portfolios of Carillon Fund, Inc.: Equity Portfolio, Bond Portfolio, Capital Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio and Balanced Index Portfolio.
(2) Four Portfolios of MFS Variable Insurance Trust: Emerging Growth Series, Growth With Income Series, High Income Series and Total Return Series;
(3) Three Portfolios of Scudder Variable Life Investment Fund:
Capital Growth Portfolio, International Portfolio and Money
Market Portfolio;
(4) One Portfolio of American Century Variable Portfolios, Inc.:
VP Capital Appreciation Portfolio;
(5) One Portfolio of Templeton Variable Products Series Fund:
Templeton International Fund Class 2; and
(6) One Portfolio of AIM Variable Insurance Funds, Inc.: AIM V.I. Capital Appreciation Fund.

FOR THIS N-30D FILING FOR CARILLON ACCOUNT, PLEASE REFER TO THE
FOLLOWING EDGAR FILINGS:

Carillon Fund, Inc.
Accession #: 0001047469-99-034577
Date Filed: 9/2/99

American Century Variable Portfolios, Inc.
Accession #: 0000814680-99-000008
Date Filed: 8/27/99

Scudder Variable Life Investment Fund
Accession #: 0000088053-99-000822
Date Filed: 8/17/99

Templeton Variable Products Series Fund
Accession #: 0000829959-99-000035
Date Filed: 8/31/99

AIM Variable Insurance Funds, Inc.
Accession #: 0000899243-99-001910
Date Filed:  9/3/99

MFS Growth With Income Series of MFS Variable Insurance Trust
Accession #: 0000950156-99-000514
Date Filed: 8/9/99

MFS High Income Series of MFS Variable Insurance Trust
Accession #:  0000950156-99-000520
Date Filed: 8/10/99

MFS Total Return Series of MFS Variable Insurance Trust
Accession #:  0000950156-99-000510
Date Filed: 8/9/99

MFS Emerging Growth Series of MFS Variable Insurance Trust
Accession #:  0000950156-99-000512
Date Filed: 8/9/99